CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
CURRENT ASSETS
Cash and cash equivalents	$ 4,789	$ 2,673
Restricted bank deposit	5,195	85
Trade accounts receivable, net of allowance for doubtful accounts of $4,390 and $2,084 as of December 31, 2014 and 2013, respectively	11,628	3,096
Deferred tax short term	3,958	2,183
Other accounts receivable and prepaid expenses (Note 3)	1,190	3,365
Inventories, net (Note 4)	1,614	707
TOTAL CURRENT ASSETS	28,374	12,109
LONG-TERM ASSETS
Severance pay funds (Note 2.j)	325	294
Deferred tax long term	301	3,930
Customer Contracts	4,587	5,745	[1]
Software and other IP	4,949	5,303	[1]
Goodwill	3,722	3,722	[1]
TOTAL LONG-TERM ASSETS OTHER THAN PROPERTY AND EQUIPMENT, NET	13,884	18,994
Property and equipment, net (Note 6)	616	176
TOTAL ASSETS	42,874	31,279
CURRENT LIABILITIES
Short-term bank credit		1
Trade accounts payable	2,892	1,689
Employees and payroll accruals	944	419
Related parties	341	434
Accrued expenses and other liabilities (Note 8)	2,755	3,636
Advances from customers	2,864
Short-term liability for future earn-out	2,870	1,950	[1]
TOTAL CURRENT LIABILITIES	12,666	8,129
LONG-TERM LIABILITIES
Long-term liability for future earn-out	1,477	3,359	[1]
Accrued severance pay	425	399
TOTAL LONG TERM LIABILITIES	1,902	3,758
TOTAL LIABILITIES	14,568	11,887
SHAREHOLDERS' EQUITY (Note 11)
Ordinary shares, NIS 0.25 par value - authorized 40,000,000 shares, 13,742,585 shares issued and outstanding at December 31, 2014 and 13,284,144 shares issued and outstanding at December 31, 2013	937	904
Additional paid-in capital	58,210	55,530
Accumulated deficit	(30,841)	(37,042)
Total shareholders' equity	28,306	19,392
Total liabilities and shareholders' equity	$ 42,874	$ 31,279

[1]	Retroactive Application